Average Annual Total Returns - FidelityInternationalSmallCapOpportunitiesFund-RetailPRO - FidelityInternationalSmallCapOpportunitiesFund-RetailPRO - Fidelity International Small Cap Opportunities Fund	Dec. 30, 2023
Fidelity International Small Cap Opportunities Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(28.95%)
Past 5 years	2.10%
Past 10 years	7.30%
Fidelity International Small Cap Opportunities Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(29.79%)
Past 5 years	1.33%
Past 10 years	6.77%
Fidelity International Small Cap Opportunities Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(16.24%)
Past 5 years	1.83%
Past 10 years	6.06%
MS141
Average Annual Return:
Past 1 year	(21.25%)
Past 5 years	0.11%
Past 10 years	6.35%